UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22135

Innovator ETFs Trust

(Exact name of registrant as specified in charter)

120 N. Hale Street, Suite 200

Wheaton, IL 60187

(Address of principal executive offices) (Zip code)

Chapman and Cutler LLP

111 West Monroe St

Chicago, IL 60603
(Name and address of agent for service)

800-621-1675

Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2018

Date of reporting period: April 30, 2018

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

INNOVATOR

IBD® 50 ETF (FFTY)

IBD® ETF Leaders ETF (LDRS)

April 30, 2018

INNOVATOR ETFs TRUST

INNOVATOR ETFs TRUST

Dear Valued Shareholders,

Thank you for your continued support of the Innovator IBD® 50 ETF and Innovator IBD® ETF Leaders ETF. The following shareholder letter covers the one-year period ended April 30, 2018. We remain very pleased with performance of the IBD® 50 ETF as it has returned 26.0% over the reporting period versus 13.3% for the S&P 500 Index. The ETF has experienced positive inflows due to its strong performance, high conviction growth exposure, tax-efficiency, and Investor’s Business Daily’s strong reputation. During this reporting period, the ETF had a portfolio turnover rate of 369% and did not distribute any capital gains.

Although the Innovator IBD® ETF Leaders ETF underperformed over the reporting period, the ETF has the ability to tactically invest across global equity and fixed income markets as well as alternatives and cash. As investors begin to favor international exposures, we believe the ETF is an effective solution to tactically invest in the global markets in the tax-efficient ETF.

Sincerely,

Bruce Bond

Chief Executive Officer

INNOVATOR ETFs TRUST

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. To obtain performance as of the most recent month end, please visit www.innovatoretfs.com.

It is not possible to invest directly in an index.

Opinions expressed are those of the Advisor. The above discussion is not intended to be a forecast of future events, a guarantee of future results and should not be considered a recommendation to buy or sell any security.

Investing involves risks. Principal loss is possible. The Funds' returns may not match the return of the Index. Along with general market risks, an exchange-traded fund (“ETF”) that concentrates its investments in the securities of a particular industry, market, sector, or geographic area may be more volatile than a fund that invests in a broader range of industries. Additionally, the Funds may invest in securities that have additional risks. Foreign companies can be more volatile, less liquid, and subject to the risk of currency fluctuations. This risk is greater for emerging markets. Small-and mid-cap companies can have limited liquidity and greater volatility than large-cap companies. Also, ETFs face numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value. ETFs are bought and sold at market price and not individually redeemed from the fund. Brokerage commissions will reduce returns.

INNOVATOR ETFs TRUST

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely regarded as representative of the equity market in general.

IBD® 50 refers to the 50 stocks included in the IBD® 50 Index.

IBD® ETF Leaders refers to the ETFs included in the IBD® ETF Leaders Index.

Standard Deviation is a measure of how spread out the prices or returns of asset are on average. Beta is a measure of volatility. Sharpe Ratio is a risk-adjusted measure calculated using standard deviation. Return/Risk is the relationship between the amount of return gained on an investment and the amount of risk undertaken in that investment.

The "IBD®" mark and logo have been licensed to the Adviser by Investor's Business Daily, Inc. (IBD) for use in connection with the Funds under certain circumstances. The Funds are not sponsored, endorsed or sold by IBD. IBD makes no representation regarding the advisability of investing in the Funds. Investor's Business Daily® and CAN SLIM® marks and associated logos are used with permission by IBD.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedules of Investments in this report for a complete list of fund holdings.

This report must be preceded or accompanied by a prospectus. The respective Fund's investment objectives, risks, charges and expenses should be considered before investing. The prospectus contains this and other important information, and it may be obtained at innovatoretfs.com. Read it carefully before investing.

Innovator Capital Management, LLC is the advisor to the Innovator IBD® 50 ETF and Innovator IBD® ETF Leaders ETF.

The Innovator IBD® 50 ETF and Innovator IBD® ETF Leaders ETF are distributed by Foreside Fund Services, LLC.

INNOVATOR IBD® 50 ETF

Index Comparison (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator IBD® 50 ETF from its inception (April 8, 2015) to April 30, 2018 as compared with the S&P 500® Index.

Innovator IBD® 50 ETF

Growth of a Hypothetical $10,000 Investment

at April 30, 2018 vs. S&P 500® Index

	Average Annual
	Total Returns As of
	April 30, 2018
		Since
	1 Year	Inception(1)
Innovator IBD® 50 ETF
NAV Return	25.95%	9.65%
Market Return	25.90%	9.69%
S&P 500® Index	13.27%	10.43%

(1)	Inception date is April 8, 2015

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 1.03% and 0.80%, respectively. For the most recent month-end performance, please visit the Fund’s website at innovatoretfs.com

INNOVATOR IBD® 50 ETF

Index Comparison (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Total return calculations reflect the effect of the Advisor’s expense limitation agreement for the Fund.  Returns shown for the Fund and the S&P 500® Index include the reinvestment of all dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/fundETF.php.

INNOVATOR IBD® ETF Leaders ETF

Index Comparison (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator IBD® ETF Leaders ETF from its inception (December 20, 2017) to April 30, 2018 as compared with the S&P 500® Index.

Innovator IBD® ETF Leaders ETF

Growth of a Hypothetical $10,000 Investment

at April 30, 2018 vs. S&P 500® Index

Total Returns As of
April 30, 2018
Since
Inception(1)
Innovator IBD® ETF Leaders ETF
NAV Return	-4.27%
Market Return	-4.43%
S&P 500® Index	-0.55%

(1)	Inception date is December 20, 2017

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 1.16%. This expense ratio includes acquired fund fees and expenses of 0.56%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR IBD® ETF Leaders ETF

Index Comparison (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and the S&P 500® Index include the reinvestment of all dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/fundETF.php.

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2018 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, and other Fund expenses; and (2) transaction costs, including brokerage commissions on the purchase and sale of Fund shares. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018 for each Fund.

Actual Expenses

The table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

			Expenses paid
	Beginning	Ending	during the
	account value	account value	period
Innovator IBD® 50 ETF (NAV)	$1,000.00	$994.00	$3.96	*
Innovator IBD® ETF Leaders ETF (NAV)	$1,000.00	$957.30	$2.11	**

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).

**

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 131/365 (to reflect the period since the Fund’s inception on December 20, 2017).

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2018 (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on the purchase and sale of Fund shares with respect to the Innovator IBD® 50 ETF and Innovator IBD® ETF Leaders ETF.  Therefore, the table below is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs could have been higher.

			Expenses paid
	Beginning	Ending	during the
	account value	account value	period*
Innovator IBD® 50 ETF (NAV)	$1,000.00	$1,020.83	$4.01
Innovator IBD® ETF Leaders ETF (NAV)	$1,000.00	$1,021.82	$3.01

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).

INNOVATOR IBD® 50 ETF

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.87%
Activities Related to Credit Intermediation - 0.50%
FleetCor Technologies, Inc. (a)	8,567	$1,775,768
Business Support Services - 6.90%
Atlassian Corp Plc (a)	125,041	6,999,795
Broadridge Financial Solutions, Inc.	96,384	10,333,329
Mastercard, Inc.	19,999	3,565,222
TransUnion (a)	52,733	3,422,899
		24,321,245
Communications Equipment Manufacturing - 1.78%
Casa Systems, Inc. (a)	267,904	6,266,275
Computer and Peripheral Equipment Manufacturing - 3.07%
Arista Networks, Inc. (a)	40,897	10,819,301
Cut and Sew Apparel Manufacturing - 3.10%
Canada Goose Holdings, Inc. (a)	294,139	10,906,674
Data Processing, Hosting, and Related Services - 1.00%
Pagseguro Digital Ltd. (a)	106,033	3,523,477
Depository Credit Intermediation - 2.98%
BofI Holding, Inc. (a)	161,445	6,503,004
SVB Financial Group (a)	13,391	4,012,078
		10,515,082
Electronic Shopping and Mail-Order Houses - 5.05%
Baozun, Inc. - ADR (a)	237,662	10,930,074
Copart, Inc. (a)	134,369	6,863,569
		17,793,643
Grocery and Related Product Merchant Wholesalers - 0.48%
Wingstop, Inc.	34,534	1,687,331
Home Furnishings Stores - 3.06%
Floor & Decor Holdings, Inc. (a)	193,852	10,776,233
Insurance and Employee Benefit Funds - 3.43%
HealthEquity, Inc. (a)	184,143	12,092,671

The accompanying notes are an integral part of these financial statements.

INNOVATOR IBD® 50 ETF

Schedule of Investments

April 30, 2018 (Unaudited) (Continued)

	Shares	Value
Medical Equipment and Supplies Manufacturing - 6.50%
ABIOMED, Inc. (a)	41,174	12,391,315
Align Technology, Inc. (a)	42,127	10,525,431
		22,916,746
Metal and Mineral (except Petroleum) Merchant Wholesalers - 0.50%
Warrior Met Coal, Inc.	75,443	1,754,050
Motion Picture and Video Industries - 3.50%
Netflix, Inc. (a)	39,483	12,336,858
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 0.51%
Integra LifeSciences Holdings Corp. (a)	29,241	1,802,123
Nonresidential Building Construction - 2.92%
LGI Homes, Inc. (a)	148,889	10,303,119
Other Amusement and Recreation Industries - 0.99%
Planet Fitness, Inc. (a)	86,253	3,475,133
Other Financial Investment Activities - 0.49%
S&P Global, Inc.	9,097	1,715,694
Other General Merchandise Stores - 1.90%
Five Below, Inc. (a)	94,955	6,704,773
Other Information Services - 4.00%
Alibaba Group Holding Ltd. - ADR (a)	10,131	1,808,789
Twitter, Inc. (a)	405,796	12,299,677
		14,108,466
Other Miscellaneous Store Retailers - 3.52%
Stamps.com, Inc. (a)	54,380	12,385,045
Other Professional, Scientific, and Technical Services - 2.06%
ServiceNow, Inc. (a)	43,661	7,253,839
Other Schools and Instruction - 1.01%
TAL Education Group - ADR	97,354	3,545,633
Pharmaceutical and Medicine Manufacturing - 1.46%
Ligand Pharmaceuticals, Inc. (a)	11,146	1,725,958
Zoetis, Inc.	40,786	3,404,815
		5,130,773

The accompanying notes are an integral part of these financial statements.

INNOVATOR IBD® 50 ETF

Schedule of Investments

April 30, 2018 (Unaudited) (Continued)

	Shares	Value
Professional and Commercial Equipment and Supplies Merchant Wholesalers - 6.62%
Paycom Software, Inc. (a)	108,976	12,446,149
Weibo Corp. - ADR (a)	95,038	10,883,752
		23,329,901
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 0.45%
Kraton Corp. (a)	34,561	1,578,401
Securities and Commodity Contracts Intermediation and Brokerage - 7.00%
Charles Schwab Corp.	31,586	1,758,708
E*TRADE Financial Corp. (a)	202,694	12,299,472
Interactive Brokers Group, Inc.	95,799	7,108,286
TD Ameritrade Holding Corp.	60,207	3,497,425
		24,663,891
Semiconductor and Other Electronic Component Manufacturing - 9.41%
Daqo New Energy Corp. - ADR (a)	232,028	12,378,693
IPG Photonics Corp. (a)	8,055	1,715,957
Micron Technology, Inc. (a)	72,463	3,331,849
NVIDIA Corp.	15,920	3,580,408
SolarEdge Technologies, Inc. (a)	230,610	12,141,616
		33,148,523
Software Publishers - 6.98%
Adobe Systems, Inc. (a)	31,743	7,034,249
Palo Alto Networks, Inc. (a)	54,305	10,454,255
Red Hat, Inc. (a)	43,623	7,113,166
		24,601,670
Specialty Food Stores - 3.63%
GrubHub, Inc. (a)	126,320	12,776,005
Traveler Accommodation - 2.07%
China Lodging Group Ltd. - ADR	52,198	7,289,973
TOTAL COMMON STOCKS (Cost $325,611,077)		$341,298,316

MASTER LIMITED PARTNERSHIPS - 2.99%
Oil and Gas Extraction - 2.99%
Viper Energy Partners L.P.	366,294	$10,549,267
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $10,045,247)		$10,549,267

The accompanying notes are an integral part of these financial statements.

INNOVATOR IBD® 50 ETF

Schedule of Investments

April 30, 2018 (Unaudited) (Continued)

	Shares	Value
SHORT TERM INVESTMENTS - 0.48%
Money Market Funds - 0.48%
Fidelity Government Portfolio - Class I, 1.58% (b)	1,694,426	$1,694,426
TOTAL SHORT TERM INVESTMENTS (Cost $1,694,426)		$1,694,426

Total Investments (Cost $337,350,750) - 100.34%		$353,542,009
Liabilities in Excess of Other Assets - (0.34)%		(1,197,751)
TOTAL NET ASSETS - 100.00%		$352,344,258

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

INNOVATOR IBD® ETF LEADERS ETF

Innovator IBD® ETF Leaders ETF

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.87%
Other Investment Pools and Funds - 99.87%
ETFMG Prime Cyber Security ETF	78,116	$2,819,207
First Trust Cloud Computing ETF	55,299	2,769,375
First Trust Dow Jones Internet Index Fund (a)	22,216	2,751,230
First Trust Emerging Markets AlphaDEX Fund	91,398	2,608,499
First Trust Emerging Markets Small Cap AlphaDEX Fund	59,608	2,513,073
First Trust NASDAQ-100 Technology Index Fund	35,214	2,632,599
First Trust Technology AlphaDEX Fund	48,657	2,633,803
iShares Asia 50 ETF	39,212	2,637,791
iShares Latin America 40 ETF	71,254	2,614,309
iShares MSCI Austria ETF	105,560	2,661,168
iShares MSCI Brazil ETF	59,648	2,523,110
iShares MSCI Frontier 100 ETF	76,246	2,541,279
iShares MSCI Malaysia ETF	74,073	2,596,999
iShares MSCI Thailand ETF	26,851	2,617,167
iShares North American Tech-Software ETF	15,776	2,740,133
iShares US Aerospace & Defense ETF	13,524	2,601,341
PowerShares Aerospace & Defense Portfolio	47,149	2,621,484
SPDR S&P Aerospace & Defense ETF	30,816	2,621,517
VanEck Vectors Russia ETF	117,722	2,474,516
VanEck Vectors Vietnam ETF	136,861	2,447,075
WisdomTree Emerging Markets Small Cap Dividend Fund	49,538	2,587,865
TOTAL EXCHANGE TRADED FUNDS (Cost $56,025,378)		$55,013,540

SHORT TERM INVESTMENTS - 0.18%
Money Market Funds - 0.18%
Fidelity Government Portfolio - Class I, 1.58% (b)	98,871	$98,871
TOTAL SHORT TERM INVESTMENTS (Cost $98,871)		$98,871

Total Investments (Cost $56,124,249) - 100.05%		$55,112,411
Liabilities in Excess of Other Assets - (0.05)%		(28,001)
TOTAL NET ASSETS - 100.00%		$55,084,410

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statement of Assets and Liabilities (Unaudited)

April 30, 2018

	Innovator IBD® 50 ETF	Innovator IBD® ETF Leaders ETF

Assets:
Investments, at value*	$353,542,009	$55,112,411
Dividends, interest and other receivables	4,214	112
Receivable for investments sold	63,878,980	–
Total Assets	417,425,203	55,112,523

Liabilities:
Payable to Adviser	186,185	28,113
Payable for investments purchased	64,834,804	–
Payable to Trustees	2,947	–
Payable to Custodian	2,272	–
Accrued expenses and other liabilities	54,737	–
Total Liabilities	65,080,945	28,113
Net Assets	$352,344,258	$55,084,410

Net Assets Consist of:
Capital Stock	$354,569,590	$60,953,255
Undistributed net investment income/(loss)	(232,257)	(47,903)
Accumulated net realized gain/(loss)	(18,184,334)	(4,809,104)
Net unrealized appreciation/(depreciation) on investments	16,191,259	(1,011,838)
Net Assets	$352,344,258	$55,084,410

Net Asset Value:
Net Assets	352,344,258	55,084,410
Shares of beneficial interest outstanding (unlimited shares without par value authorized)	10,650,000	2,300,002
Net asset value price per share	$33.08	$23.95

* Cost of investments	$337,350,750	$56,124,249

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations (Unaudited)

	Innovator IBD® 50 ETF		Innovator IBD® ETF Leaders ETF
	Period Ended April 30, 2018	Period Ended October 31, 2017 (1)	Period Ended April 30, 2018 (2)
Investment Income:
Dividends	$1,241,541	$258,720	$107,444
Less: Foreign withholding taxes withheld and issuance fees	(2,275)	(3,580)	–
Interest	6,488	502	598
	1,245,754	255,642	108,042

Expenses:
Investment advisory fee	1,071,688	316,435	119,273
Professional fees	64,696	39,856	-
Administration fees	68,992	49,081	-
Fund accounting fees	1,736	3,667	-
Trustee fees and expenses	16,743	16,274	-
Printing and mailing expenses	11,901	7,444	-
Custody fees	8,814	14,166	-
Insurance expense	8,285	9,171	-
Registration fees	18,925	–	-
Other expenses	4,695	11,631	-
Total expenses before expense limitation	1,276,475	467,725	119,273
Less: Advisory fees waived	(51,689)	(106,085)	-
Net expenses	1,224,786	361,640	119,273
Net Investment Income/(Loss)	20,968	(105,998)	(11,231)

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	(38,024,318)	6,021,707	(4,986,335)
Redemptions sold in-kind	28,350,510	189,471	177,231
Net change in unrealized appreciation/(depreciation) on investments	(97,840)	12,105,699	(1,011,838)
Net realized and unrealized gain/(loss) on investments	(9,771,648)	18,316,877	(5,820,942)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(9,750,680)	$18,210,879	$(5,832,173)

(1) The period ended October 31, 2017 consists of eleven months due to the Fund’s fiscal year end change.
(2) Since Fund's commencement of operations on December 20, 2017.

The accompanying notes are an integral part of these financial statements.

INNOVATOR IBD® 50 ETF

Statement of Changes in Net Assets

	Period Ended April 30, 2018	Period Ended October 31, 2017 (1)	Year Ended November 30, 2016
	(Unaudited)

Operations:
Net investment income/(loss)	$20,968	$(105,998)	$(56,528)
Net realized gain/(loss) on investments	(9,673,808)	6,211,178	(1,841,798)
Net change in unrealized appreciation/(depreciation) on investments	(97,840)	12,105,699	(1,434,392)
Net increase/(decrease) in net assets resulting from operations	(9,750,680)	18,210,879	(3,332,718)

Dividends and distributions to shareholders:
Net investment income	(477,422)	–	–
Net realized gains	–	–	–
Total dividends and distributions	(477,422)	–	–

Fund Share Transactions:
Proceeds from shares sold	406,774,679	128,836,927	–
Shares issued to holders in reinvestment of dividends	–	–	–
Cost of shares redeemed in-kind	(225,912,080)	(1,268,980)	(31,348,295)
Net increase/(decrease) in net assets from capital share transactions	180,862,599	127,567,947	(31,348,295)
Total increase/(decrease) in net assets	$170,634,497	$145,778,826	$(34,681,013)

Net Assets:
Beginning of period	$181,709,761	$35,930,935	$70,611,948
End of period*	$352,344,258	$181,709,761	$35,930,935

* Including undistributed net investment income/(loss) of	$(232,257)	$224,197	$(92,502)

Change in Shares Outstanding:
Shares sold	11,900,000	4,000,000	–
Shares issued to holders in reinvestment of dividends	–	–	–
Shares redeemed in-kind	(6,700,000)	(50,000)	(1,500,000)
Net increase/(decrease)	5,200,000	3,950,000	(1,500,000)

(1) The period ended October 31, 2017 consists of eleven months due to the Fund’s fiscal year end change.

The accompanying notes are an integral part of these financial statements.

INNOVATOR IBD® ETF Leaders ETF

Statement of Changes in Net Assets (Unaudited)

Period Ended April 30, 2018 (1)

Operations:
Net investment income/(loss)	$(11,231)
Net realized gain/(loss) on investments	(4,809,104)
Net change in unrealized appreciation/(depreciation) on investments	(1,011,838)
Net increase/(decrease) in net assets resulting from operations	(5,832,173)

Dividends and distributions to shareholders:
Net investment income	(36,672)
Net realized gains	–
Total dividends and distributions	(36,672)

Fund Share Transactions:
Proceeds from shares sold	104,033,990
Shares issued to holders in reinvestment of dividends	–
Cost of shares redeemed	(43,080,735)
Net increase/(decrease) in net assets from capital share transactions	60,953,255
Total increase/(decrease) in net assets	55,084,410

Net Assets:
Beginning of period	—
End of period**	$55,084,410

** Including undistributed net investment income/(loss) of	$(47,903)

Change in Shares Outstanding:
Shares sold	4,000,002
Shares issued to holders in reinvestment of dividends	–
Shares redeemed in-kind	(1,700,000)
Net increase/(decrease)	2,300,002

(1) Since Fund's commencement of operations on December 20, 2017.

The accompanying notes are an integral part of these financial statements.

INNOVATOR IBD® 50 ETF

Financial Highlights

	Period Ended April 30, 2018		Period Ended October 31, 2017 (5)		Year Ended November 30, 2016	Period Ended November 30, 2015 (3)
	(Unaudited)
Per share operating performance
(For a share outstanding throughout each period)

Net asset value, beginning of period	$33.34		$23.95		$23.54	$25.00

Operations:
Net investment income/(loss)	0.00		0.03		(0.06)	(0.04)
Net realized and unrealized gain/(loss)	(0.20)		9.36		0.47	(1.42)
Total from investment operations	(0.20)		9.39		0.41	(1.46)

Dividends and distributions to shareholders:
Dividends from net investment income	(0.06)		—		—	—
Distributions from net realized gains	—		—		—	—
Total dividends and distributions	(0.06)		—		—	—
Change in net asset value for the period	(0.26)		9.39		0.41	(1.46)
Net asset value, end of period	$33.08		$33.34		$23.95	$23.54

Total return	-0.60	%(2)	39.17	%(2)	1.78%	-5.84	%(2)

Ratios/supplemental data:
Net assets, end of period (000)	$352,344		$181,710		$35,931	$70,612
Ratio of net expenses to average net assets:
Before expense limitation arrangement	0.83	%(1)	1.03	%(1)	1.13%	1.13	%(1)
After expense limitation arrangement	0.80	%(1)	0.80	%(1)	0.80%	0.80	%(1)
Ratio of net investment income/(loss) to average net assets:
Before expense limitation arrangement	-0.02	%(1)	-0.47	%(1)	-0.47%	-0.67	%(1)
After expense limitation arrangement	0.01	%(1)	-0.24	%(1)	-0.14%	-0.34	%(1)
Portfolio turnover rate (4)	369	%(2)	501	%(2)	1,041%	546	%(2)

(1)	Annualized.
(2)	Not annualized.
(3)	Since Commencement of Operations on April 8, 2015
(4)	Excludes in-kind transactions associated with creations and redemptions of the Fund.
(5)	The period ended October 31, 2017 consists of eleven months due to the Fund’s fiscal year end change.

The accompanying notes are an integral part of these financial statements.

INNOVATOR IBD® ETF Leaders ETF

Financial Highlights

	Period Ended
	April 30, 2018 (3)
	(Unaudited)
Per share operating performance
(For a share outstanding throughout each period)

Net asset value, beginning of period	$25.00

Operations:
Net investment income/(loss)	0.03
Net realized and unrealized gain/(loss)	(1.03)
Total from investment operations	(1.00)

Dividends and distributions to shareholders:
Dividends from net investment income	(0.05)
Distributions from net realized gains	—
Total dividends and distributions	(0.05)
Change in net asset value for the period	(1.05)
Net asset value, end of period	$23.95

Total return	-4.27	%(2)

Ratios/supplemental data:
Net assets, end of period (000)	$55,084
Ratio of net expenses to average net assets:	0.60	%(1)
Ratio of net investment income/(loss) to average net assets:	-0.06	%(1)
Portfolio turnover rate (4)	241	%(2)

(1) Annualized.

(2) Not annualized.

(3) Since Commencement of Operations on December 20, 2017

(4) Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited)

1.	ORGANIZATION

Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is classified as an open-end management investment company.  The Trust currently consists of two operational series, collectively the (“Funds”): the Innovator IBD® 50 ETF (“FFTY”), which commenced operations on April 8, 2015; and the Innovator IBD® ETF Leaders ETF (“LDRS”), which commenced operations on December 20, 2017.  FFTY and LDRS are exchange traded funds that do not charge a sales load, have a redemption fee and currently do not charge a 12b-1 fee to its shareholders.  FFTY seeks to track, before fees and expenses, the performance of the IBD® 50 Index. LDRS seeks to track, before fees and expenses, the performance of the IBD® ETF Leaders Index.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Security Valuation:

Portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Trust’s pricing procedures.  Exchange traded options are valued using composite pricing.  If no sales are reported, the options will be valued by calculating the mean between the highest bid price and the lowest ask price across the exchanges where the option is traded.  Non-exchange traded options are valued at fair value using a mathematical model.  Futures contracts are valued at their daily quoted settlement price. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices.  Open-ended mutual funds are valued at that day’s NAV.  Government and retail money-market funds, which are not eligible for vendor pricing, are valued at amortized cost, which approximates fair value.  Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities.  Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the New York Stock Exchange.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a method approved by the Board of Trustees (the “Board”).  The Trust will also use the fair value of a foreign security at the time of calculating its NAV when events following the close of foreign markets on which the foreign security trades indicate that such closing price does not reflect the foreign securities fair value.  The Trust concluded that a price determined under the Trust’s valuation procedures was not readily available if, among other things, the Trust believed that the value of the security might have been materially affected by an intervening significant event.  A significant event may be related to a single issuer, to an entire market sector, or to the entire market.  These events may include, among other things: issuer–specific events including rating agency action, earnings announcements and corporate actions, significant fluctuations in domestic or foreign markets, natural disasters, armed conflicts, and government actions.  In the event that the market quotations are not readily available, the fair value of such securities will be determined in good faith, taking into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.  The investment advisor shall continuously monitor for significant events that might necessitate the use of fair value procedures.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 –

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

There were no transfers between all levels during the period for the Funds.  Transfers between levels are recognized at the end of the reporting period.

FFTY
	Level 1	Level 2	Level 3	Total

Common Stocks	$341,298,316	$-	$-	$341,298,316
Master Limited Partnerships	10,549,267	-	-	10,549,267
Short Term Investments	1,694,426	-	-	1,694,426
Total Investments in Securities	$353,542,009	$-	$-	$353,542,009

LDRS
	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$55,013,540	$-	$-	$55,013,540
Short Term Investments	98,871	-	-	98,871
Total Investments in Securities	$55,112,411	$-	$-	$55,112,411

See the Schedules of Investments for the investments detailed by industry classification.

Use of Estimates:

In preparing financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Federal Income Taxes:

The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

Management of the Funds has reviewed the Funds’ tax positions for all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions taken or expected to be taken on the tax return for the fiscal period ended October 31, 2017.  The Funds are also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next year.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period ended October 31, 2017, the Funds did not incur any interest or penalties.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended October 31, 2017, FFTY made the following permanent book-to-tax reclassifications primarily related to the treatment of partnership securities, adjustments on sales of passive foreign investment companies and redemptions in kind:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-In Capital
FFTY	$422,697	$(605,004)	$182,307

Distributions to Shareholders:

FFTY intends to declare and distribute its net investment income, if any, as dividends annually. LDRS intends to declare and distribute its net investment income, if any, as dividends quarterly.  Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds.  Distributions to shareholders are recorded on the ex-dividend date.  The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Other:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis using the effective yield method.  Distributions received from investments in master limited partnerships (“MLPs”), closed-end funds, real estate investment trusts (“REITs”) and royalty trusts are comprised of ordinary income, capital gains and return of capital.  For financial statement purposes, estimates are used to characterize these distributions received as return of capital, capital gains or ordinary income.  Such estimates are based on historical information available from each MLP, closed-end fund, REIT or royalty trust and other industry sources.  These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end.  The distributions received from MLPs, REITs, closed-end funds, and royalty trust securities that have been classified as income and capital gains are included in dividend income and net realized loss on investments, respectively, on the Statements of Operations.  The distributions received that are classified as return of capital reduce the cost of investments on the Statements of Assets and Liabilities.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rates of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin. Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

3.	INVESTMENT ADVISOR AND OTHER AFFILIATES

Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to investment advisory agreements between the Trust and the Adviser with respect to the Funds (“Advisory Agreements”) and, pursuant to the Advisory Agreements, is responsible for the day-to-day management of the Fund.

Pursuant to an investment advisory agreement between the Trust and the Adviser with respect to FFTY, FFTY pays monthly the Adviser a management fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.70%.

Pursuant to an investment advisory agreement between the Trust and the Adviser with respect to LDRS, LDRS pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.60%. Out of the unitary management fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of LDRS (“Fund Expenses”), including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to cause substantially all of the Fund’s expenses to be paid and to compensate the Adviser for providing services for the Fund.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Penserra Capital Management LLC (the “Sub-Adviser”) acts as sub-adviser to the Funds pursuant to sub-advisory agreements between the Adviser and the Sub-Adviser with respect to the Funds (“Sub-Advisory Agreements”) and, pursuant to the Sub-Advisory Agreements, is responsible for execution of the Sub-Adviser’s strategy for each of the Funds. The Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio. Pursuant to the Sub-Advisory Agreements between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a fee for the services and facilities it provides payable on a monthly basis.

The Trust entered into an Expense Limitation Agreement on behalf of FFTY with the Advisor. Under the terms of the Expense Limitation Agreement with FFTY, the Advisor contractually agreed to waive their advisory fees and/or assume as their own expense, certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 0.80% of average daily net assets of FFTY. Pursuant to the Expense Limitation Agreement, the Advisor is entitled to recoup any fees that the Advisor waived and/or Fund expense payments that the Advisor paid under the current Expense Limitation Agreement for FFTY that became effective May 9, 2017 for a monthly rolling period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Advisor will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid. For the period ended April 30, 2018, the Advisor waived $65,206 of their advisory fees for FFTY and recouped $13,517 of their previously waived fees. The table below indicates the amount of fees that the Advisor may recoup:

	Recovery Expiring in*:
	FYE 10/31/2020	FYE 10/31/2021	Total
FFTY	$41,183	$65,206	$106,389

* Recoupment expires on a rolling monthly basis three years following the respective fee waivers.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

4.	INVESTMENT TRANSACTIONS

 For the period ended April 30, 2018, purchases and sales of investment securities, other than in-kind purchases and sales, short-term investments and short-term U.S. Government obligations were as follows:

	FFTY	LDRS
Purchases:
U.S. Government	$—	$—
Other	$1,221,988,698	$129,380,962

Sales:
U.S. Government	$—	$—
Other	1,117,464,721	129,315,598

For the period ended April 30, 2018, in-kind transactions associated with creations and redemptions were as follows:

	FFTY	LDRS

Creations	$300,402,101	$103,642,608
Redemptions	$224,502,942	$42,872,006

 Net capital gains or losses resulting from in-kind redemptions are excluded for the Funds’ taxable gains and are not distributed to shareholders.

5.	FEDERAL INCOME TAX INFORMATION

 At October 31, 2017, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

FFTY
Cost of Investments	$166,510,886
Gross Unrealized Appreciation	17,963,301
Gross Unrealized Depreciation	(2,731,891)
Net Unrealized Appreciation/
(Depreciation) on Investments	$15,231,410

The differences between book basis and tax basis cost on investments is primarily attributable to wash sale loss deferrals and differences in the tax treatment of partnership securities and mark to market on passive foreign investment companies.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

As of October 31, 2017, the components of accumulated earnings on a tax basis were as follows:

FFTY
Accumulated Capital and Other Losses	$(7,706,062)
Undistributed Ordinary Income	477,422
Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	15,231,410
Total Accumulated Income/(Loss)	$8,002,770

At October 31, 2017, FFTY did not defer any post-October losses or late year ordinary losses.

At October 31, 2017, FFTY had capital loss carryforwards as indicated below:

FFTY
Indefinite Short-Term	$7,669,097
Indefinite Long-Term	$—

FFTY did not pay any distributions during the fiscal periods ended October 31, 2017 and November 30, 2016.

LDRS commenced operations on December 20, 2017 and therefore does not have Federal tax information as of October 31, 2017.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

6.     OFFERING PRICE PER SHARE

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A fixed creation transaction fee is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the creation transaction fee may be imposed with respect to custom order transactions effected outside of the clearing process through a DTC Participant or to the extent that cash is used in lieu of securities to purchase Creation Units through a custom order. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

INNOVATOR ETFs TRUST

Additional Information (Unaudited)

1.	ADDITIONAL DISCLOSURE REGARDING FUND TRUSTEES AND OFFICERS

Name, Address and Age	Position with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer
Independent Trustees
Mark Berg 120 N. Hale Street Suite 200, Wheaton, IL 60187 Age: 46	Trustee	Since 2017	President and Founding Principal of Timothy Financial Counsel Inc. (Since 2001).	2	None
Joe Stowell 120 N. Hale Street Suite 200, Wheaton, IL 60187 Age: 48	Trustee	Since 2017	Chief Operating Officer, Woodmen Valley Chapel (Since September 2015); Executive Vice President and Chief Operating Officer, English Language Institute/China (From 2007 to 2015).	2	None
Brian J. Wildman 120 N. Hale Street Suite 200, Wheaton, IL 60187 Age: 54	Trustee	Since 2017	Executive Vice President, Consumer Banking (Since March 2016), Chief Risk Officer (From April 2013 to March 2016), Head of Wealth Management (2003-2013) and Head of Commercial Services (2010-2013), MB Financial Bank.	2	MB Financial Bank (Since 2003); and Missionary Furlough Homes, Inc. (Since 2008).

INNOVATOR ETFs TRUST

Interested Trustee & Officer
H. Bruce Bond 120 N. Hale Street Suite 200, Wheaton, IL 60187 Age: 54	Interested Trustee, President and Principal Executive Officer	Since 2017	Chief Executive Officer of Innovator Capital Management, LLC (May 2017 to present); formerly Chairman (2010-2013) and President and CEO (2006-2010), Invesco PowerShares Capital Management LLC; formerly Co-Founder, President and CEO, PowerShares Capital Management (2002 to 2006); formerly Chairman; PowerShares Fund Board (2002 to 2013).	2	None
Officers
John W. Southard 120 N. Hale Street, Suite 200, Wheaton, IL 60187 Age: 47	Vice President, Treasurer and Principal Financial Accounting Officer	Since May 2017	Chief Investment Officer, Innovator Capital Management, LLC (May 2017 to present); Director and Co-Founder, T2 Capital Management, LLC (2010 to present); formerly Co-Founder and Head of Research and Trading, PowerShares Capital Management (2002 to 2009)	2	Independent Trustee, ETF Managers Group, LLC (2012 to March 8, 2018)
Michael Wiederholt 120 N. Hale Street, Suite 200, Wheeton, IL 60187 Age: 42	Chief Compliance Officer	Since December 2017	Vice President of Technology and Operations Management, Innovator Capital Management, LLC (2017 to present); Director of Business Operations, Elkhorn Capital Group (2013 to 2017)	2	None

*	The Fund’s Trustees serve for an indefinite term until their resignation, death or removal. The Fund’s officers are elected annually by the Board and serve at the Board’s pleasure.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-877-386-3890.

INNOVATOR ETFs TRUST

2.	BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT

The Board of Trustees of Innovator ETFs Trust (the “Trust”), including the Independent Trustees, considered approval of the investment management agreement (the “Investment Management Agreement”) with Innovator Capital Management, LLC (“Innovator” or the “Adviser”), on behalf of Innovator IBD® ETF Leaders ETF (the “Fund”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Investment Management Agreement, the “Agreements”) among the Trust, on behalf of the Fund, the Adviser and Penserra Capital Management LLC (the “Sub-Adviser”), for an initial two-year term at a meeting held on August 31, 2017. The Board determined that the Agreements were in the best interests of the Fund in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Board meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to peer groups of funds (the “Peer Groups”), and as compared to fees charged to other clients of the Adviser and Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the estimated expenses of the Fund as compared to expense ratios of the funds in the Peer Groups; the nature of the expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from the Fund’s perspective as well as from the perspective of the Fund’s shareholders.

INNOVATOR ETFs TRUST

Nature, Quality and Extent of Services

In evaluating whether to approve the Agreements, the Board considered the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser pursuant to the Agreements. With respect to the Investment Management Agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Adviser to the Fund, including oversight of the Sub-Adviser, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee the Sub-Adviser’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, the Sub-Adviser’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective and policies. With respect to the Sub-Advisory Agreement, the Board reviewed the materials provided by the Sub-Adviser and noted the background and experience of the Sub-Adviser’s portfolio management team and the Sub-Adviser’s investment style. The Board noted that the Sub-Adviser manages other similar index-tracking funds. At the meeting, the Trustees received a presentation from a portfolio manager of the Sub-Adviser, and were given the opportunity to ask questions about the Sub-Adviser. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Adviser and the Sub-Adviser under the Agreements were expected to be satisfactory.

Investment Performance

Since the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund.

Fees and Expenses

The Board considered the proposed unitary fee rate payable by the Fund under the Investment Management Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Adviser a unitary fee equal to an annual rate of 0.60% of its average daily net assets. The Board considered that, from the unitary fee for the Fund, the Adviser would pay the Sub-Adviser an annual sub-advisory fee equal to the greater of $20,000 or 0.05% on the first $500 million of Fund assets under management, 0.04% on the next $500 million of Fund assets under management and 0.03% on Fund assets under management exceeding $1 billion.

INNOVATOR ETFs TRUST

The Board noted that the Adviser would be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board received and reviewed information for the Fund showing the advisory fee rates and expense ratios of the funds comprising the Peer Groups, as well as advisory fee rates charged by the Adviser and the Sub-Adviser to other funds (including ETFs) and non-fund clients, as applicable. Based on the information provided, the Board noted that while the Fund’s unitary management fee was equal to or below the average and median management fee in its Peer Groups, its overall expense ratio, which included acquired fund fees and expenses, was above the average and median expense ratio of the peer funds in its Peer Groups, but well within the range of expense ratios in the Peer Groups. With respect to the Peer Groups, the Board discussed with representatives of the Adviser how the Peer Group was assembled and the limitations in creating peer groups for an ETF-of-ETFs that does not favor ETFs in its own fund complex and therefore is subject to higher acquired fund fees and expenses. The Board took these limitations and differences into account in considering the peer data. The Board noted that the Fund’s proposed unitary fee rate was lower than that of the other index-tracking ETF in the Innovator fund complex that invests in equity securities and is sub-advised by the Sub-Adviser. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreements, the Board determined that the proposed unitary fee for the Fund, including the fee rate to be paid by the Adviser to the Sub-Adviser from the unitary fee, was fair and reasonable.

Economies of Scale

The Board noted that the proposed unitary fee for the Fund was structured to pass the benefits of any economies of scale on to shareholders as the Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser and the Sub-Adviser, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

Costs of Services and Profits Realized by the Adviser and Sub-Adviser

Because the Fund had not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the Agreements. The Board also noted that, as a startup, the Adviser will likely have little to no profitability in the first few years of the Fund’s operation.

INNOVATOR ETFs TRUST

Other Benefits

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and the Sub-Adviser, noting that the Sub-Adviser does not utilize soft dollar arrangements as a policy. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and the Sub-Adviser were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1-800-208-5212 or visiting www.innovatoretfs.com.

3.     PROXY VOTING POLICIES AND PROCEDURE

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov.  Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

4.     INFORMATION ABOUT PORTFOLIO SECURITIES

Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Trust’s Form N-Q is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

5.     HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Trust delivers one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding).  If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-877-FUND890 (877-386-3890) to change the status of your existing account.  You may change your status at any time.

6.     ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive a Fund’s prospectus and annual and semi-annual reports electronically.  To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name.  Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e-mail address where you would like your information sent.  If your brokerage firm is not listed, electronic delivery may not be available.  Please contact your brokerage firm or financial adviser.

INVESTMENT ADVISOR

Innovator Capital Management, LLC

120 North Hale Street, Suite 200

Wheaton, IL 60187

INVESTMENT SUB-ADVISOR

Penserra Capital Management LLC

140 Broadway, 26th Floor

New York, NY 10005

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee, consisting of the entire Board, are as follows: Brian Wildman, Joe Stowell and Mark Berg.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

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Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Innovator ETFs Trust

By (Signature and Title)*  /s/ Bruce Bond

Bruce Bond, Principal Executive Officer

Date 6/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Bruce Bond

Bruce Bond, Principal Executive Officer

Date 6/27/2018

By (Signature and Title)*  /s/ John Southard

John Southard, Principal Financial Officer

Date 6/27/2018

* Print the name and title of each signing officer under his or her signature.

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